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                        SUPPLEMENT DATED OCTOBER 1, 1997
                                       TO
                        SEPARATE ACCOUNT A PROSPECTUSES
                    AND STATEMENTS OF ADDITIONAL INFORMATION
                                      FOR
                               PORTFOLIO DIRECTOR
                               INDEPENDENCE PLUS
                                      AND
                             CONTRACT FORM UIT-981
                               DATED MAY 1, 1997

This Prospectus is hereby amended for the purpose of reflecting the name change of the Timed Opportunity Fund, effective October 1, 1997. The new name of the fund is Asset Allocation Fund. This change applies in all sections of the Prospectus and Statement of Additional Information where the funds' name appears.

VA10521 (Rev. 10/97)